Commitments and Contingencies (Details)	Dec. 31, 2023 CAD ($) claim
Commitments
Commitments	$ 104,920,000
Number of claims related to unpaid invoices included liens on the company's assets | claim	2
Amounts due recorded in accounts payable and accrued liabilities	$ 2,800,000
2024
Commitments
Commitments	5,932,000
2025
Commitments
Commitments	6,262,000
2026
Commitments
Commitments	7,096,000
2027
Commitments
Commitments	7,320,000
Thereafter
Commitments
Commitments	78,310,000
Purchase Commitments
Commitments
Commitments	135,000
Purchase Commitments | 2024
Commitments
Commitments	135,000
Convertible notes payments
Commitments
Commitments	97,513,000
Convertible notes payments | 2024
Commitments
Commitments	5,797,000
Convertible notes payments | 2025
Commitments
Commitments	6,262,000
Convertible notes payments | 2026
Commitments
Commitments	6,064,000
Convertible notes payments | 2027
Commitments
Commitments	6,064,000
Convertible notes payments | Thereafter
Commitments
Commitments	73,326,000
Government loan payments
Commitments
Commitments	5,148,000
Government loan payments | 2026
Commitments
Commitments	1,032,000
Government loan payments | 2027
Commitments
Commitments	1,032,000
Government loan payments | Thereafter
Commitments
Commitments	3,084,000
Royalty payments
Commitments
Commitments	2,124,000
Royalty payments | 2027
Commitments
Commitments	224,000
Royalty payments | Thereafter
Commitments
Commitments	$ 1,900,000